Related Party Transactions and Balances (Details) - USD ($)		12 Months Ended
	May 18, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Nov. 26, 2025
Related Party Transactions and Balances [Line Items]
Price per share (in Dollars per share)	$ 0.0025
Subscription price per share	$ 0.018
Aggregate consideration amount	$ 720,000
Outstanding loan		$ 1,336,932	$ 1,248,669	$ 115,934
Zhen Fan Member
Related Party Transactions and Balances [Line Items]
Fund transfer		300,000
Shares issued	40,000,000
Borrowed interest-free loan					$ 1,000,000
Outstanding loan
Xu Lei [Member]
Related Party Transactions and Balances [Line Items]
Fund transfer		$ 500,000